Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

Note 10 - Related Party Transactions

Advances from Chief Executive Officer and Accrued Interest

The Company receives periodic advances from the Company’s Chief Executive Officer (“CEO”) based upon the Company’s cash flow needs. At June 30, 2022 and December 31, 2021, $0 and $145,347 was due to such officer, respectively, which primarily consisted of accrued interest. Interest expense was accrued at an average annual market rate of interest which is 3.37% and 3.25% at June 30, 2022 and December 31, 2021, respectively. Interest expense incurred was $13,156 for the year ended December 31, 2021. Interest expense incurred was $2,845 for the six months ended June 30, 2022. In April 2022, the Company repaid the remaining balance of these advances including accrued interest amounting to $148,192. Accrued interest was $0 and $145,347 at June 30, 2022 and December 31, 2021, respectively.

Effective February 28, 2010, the Company entered into an employment agreement with the CEO. The agreement, which is for a five-year term, provides for an initial base salary of $175,000 per year with a 3% annual increase thereafter (the “Base Salary”). The CEO is also entitled to certain bonuses based on net profits before taxes and other customary benefits, as defined in the agreement. In addition, since it is understood that the Company is employing the CEO during a time of economic decline throughout the U.S. and at times and from time to time, the Company may not be in a position to pay the full amount of Base Salary owed the CEO it is understood and agreed to by the Board, that as long as the Company is unable to pay the CEO the full amount of his Base Salary that the Board shall issue to him, from time to time, an amount of shares that will allow him to remain in possession of fifty-one percent (51%) of the Company’s then outstanding shares of common stock.  Such issuances shall be made to the CEO at any time when his total share holdings are reduced to an amount less than fifty-one percent (51%) as a result of issuance of shares of common stock made on behalf of the Company. Effective September 1, 2011, the Company authorized and issued 51 shares of Series A Preferred Stock to the Company’s CEO. Additionally, during the year ended December 31, 2021, the Company authorized and issued an additional 24 shares of Series A Preferred Stock to the Company’s CEO in connection with the amended and restated certificate of designation for the Company’s Series A Preferred Stock.

At December 31, 2021, deferred compensation due to CEO amounted to $346,163 and advances from CEO amounted $145,347. In April 2022, the remaining balance of $346,163 of deferred compensation due to CEO was reclassed to accrued compensation- CEO. Additionally, in April 2022, the Company accrued bonus compensation of $100,000 to the CEO. During the six months ended June 30, 2022, the Company has repaid back $42,703 of accrued compensation to CEO. As of June 30, 2022, accrued compensation – CEO amounted $403,460 as reflected in the unaudited condensed consolidated balance sheets.

On July 1, 2021, the Company entered into an Amended and Restated Executive Employment Agreement (“Amended Employment Agreement”) with the CEO of the Company, Berge Abajian (the “Executive”). The term of the Amended Employment Agreement shall be for 5 years and shall be automatically extended for successive periods of 1 year unless terminated by the Company or the Executive. The Executive shall receive a base salary of $250,000 per year and such base salary shall automatically increase in a rate of 3% per annum for each consecutive year after 2021 or at such rates as may be approved by the board of directors of the Company. Upon written request of the Executive, the Company shall pay all or a portion of the base salary owed to Executive in the form of i) a convertible promissory note, or ii) the Company’s common stock or if available, S-8 common stock. Additionally, the Executive is eligible to receive quarterly bonus at the discretion of the board of directors of the Company. Additionally, the Executive shall be eligible to participate in the Company’s 2021 Stock Incentive Plan. In July 2021, under the terms of the ESOP, the Board of Directors of the Company approved the future issuance of 500,000,000 shares to the Company’s CEO subject to the Company increasing its authorized shares to 6,000,000,000 shares and subject to the effectiveness of an S-8 Registration Statement covering these shares which has not been filed with the Securities and Exchange Commission (“SEC”). As of June 30, 2022, the Company has not met the prerequisite related to the effectiveness of an S-8 Registration Statement. As such the Company deemed that these shares have not been legally issued and the measurement date has not been met and therefore will be recognized until an S-8 Registration Statement becomes effective.

Consulting Fees

The Company incurred consulting fees of $46,905 and $20,800 to an affiliated company owned by Mr. Donald Wilson during the six months ended June 30, 2022. Mr. Donald Wilson is one of the majority owners of the 49% of GearBubble Tech.

Loans Payable

The Company’s majority owned subsidiary, Aphrodite’s Marketing, has a loan with Jonathan Foltz, the President and CEO of Digital Age Business (see Note 8). Jonathan Foltz is one of the majority owners of the 49% in Acquisition Sub, Aphrodite’s Marketing (see Note 13). As of June 30, 2022 and December 31, 2021, the outstanding balance is $15,269 and $82,136 respectively.

Through the Company’s majority owned subsidiary, Aphrodite’s Marketing, has loan agreements with Nationwide dated in October 2020 and November 2020. Nationwide is owned by the father of Jonathan Foltz (see Note 8). As of June 30, 2022 and December 31, 2021, the outstanding balance is $569,124 and $573,750, respectively.

Through the Company’s majority owned subsidiary, Aphrodite’s Marketing, has a loan with Digital Age Business. Jonathan Foltz is the President and CEO of Digital Age Business (see Note 8). As of June 30, 2022 and December 31, 2021, the outstanding balance is $0 and $42,487, respectively.

Revenues and Accounts Receivable

During the three and six months ended June 30, 2022, the Company generated revenues of $0 and $89,100, respectively, from an affiliated company owned by Mr. Donald Wilson who is one of the majority owners of the 49% of GearBubble Tech. As of June 30, 2022, accounts receivable to this affiliated company amounted $33,001.

During the three and six months ended June 30, 2022, the Company generated revenues of $3,705 and $53,655, respectively, from an affiliated company owned by the brother of the CEO of the Company. As of June 30, 2022, accounts receivable to this affiliated company amounted $28,705.

Note 10 - Related Party Transactions

Advances from Chief Executive Officer and Accrued Interest

The Company receives periodic advances from the Company’s Chief Executive Officer (“CEO”) based upon the Company’s cash flow needs. At December 31, 2021 and 2020, $145,347 and $211,141 (consisted of $31,313 current portion and $179,828 long-term portion), respectively, was due to such officer, which primarily consisted of accrued interest. Interest expense is accrued at an average annual market rate of interest which is 3.25% at December 31, 2021 and 2020. Interest expense incurred was $13,156 and $16,067 for the years ended December 31, 2021 and 2020, respectively. Accrued interest was $145,347 and $211,141 at December 31, 2021 and 2020. No terms for repayment have been established.

Effective February 28, 2010, the Company entered into an employment agreement with the CEO. The agreement, which is for a five-year term, provides for an initial base salary of $175,000 per year with a 3% annual increase thereafter (the “Base Salary”). The CEO is also entitled to certain bonuses based on net profits before taxes and other customary benefits, as defined in the agreement. In addition, since it is understood that the Company is employing the CEO during a time of economic decline throughout the U.S. and at times and from time to time, the Company may not be in a position to pay the full amount of Base Salary owed the CEO it is understood and agreed to by the Board, that as long as the Company is unable to pay the CEO the full amount of his Base Salary that the Board shall issue to him, from time to time, an amount of shares that will allow him to remain in possession of fifty-one percent (51%) of the Company’s then outstanding shares of common stock.  Such issuances shall be made to the CEO at any time when his total share holdings are reduced to an amount less than fifty-one percent (51%) as a result of issuance of shares of common stock made on behalf of the Company. Effective September 1, 2011, the Company authorized and issued 51 shares of Series A Preferred Stock to the Company’s CEO. Additionally, during the year ended December 31, 2021, the Company authorized and issued an additional 24 shares of Series A Preferred Stock to the Company’s CEO in connection with the amended and restated certificate of designation for the Company’s Series A Preferred Stock (see Note 12).

During the year ended December 31, 2019, the CEO converted $500,000 of deferred compensation into 17,000,000 shares of common stock of the Company. In December 2020, the CEO returned these 17,000,000 shares to the Company and was recorded in treasury stock valued at $103,700.

As of December 31, 2020, deferred compensation and advances from CEO of $320,172 and $179,828, totaling $500,000, was classified as a long-term liability as per agreement with the CEO to defer payment for twelve months. At December 31, 2021, deferred compensation due to CEO amounted to $346,163 and advances from CEO amounted $145,347 were classified as current portion as reflected in the consolidated balance sheets.

On July 1, 2021, the Company entered into an Amended and Restated Executive Employment Agreement (“Amended Employment Agreement”) with the CEO of the Company, Berge Abajian (the “Executive”). The term of the Amended Employment Agreement shall be for 5 years and shall be automatically extended for successive periods of 1 year unless terminated by the Company or the Executive. The Executive shall receive a base salary of $250,000 per year and such base salary shall automatically increase in a rate of 3% per annum for each consecutive year after 2021 or at such rates as may be approved by the board of directors of the Company. Upon written request of the Executive, the Company shall pay all or a portion of the base salary owed to Executive in the form of i) a convertible promissory note, or ii) the Company’s common stock or if available, S-8 common stock. Additionally, the Executive is eligible to receive quarterly bonus at the discretion of the board of directors of the Company. Additionally, the Executive shall be eligible to participate in the Company’s 2021 Stock Incentive Plan. In July 2021, under the terms of the ESOP, the Board of Directors of the Company approved the future issuance of 500,000,000 shares to the Company’s CEO subject to the Company increasing its authorized shares to 6,000,000,000 shares and subject to the effectiveness of an S-8 Registration Statement covering these shares which has not been filed with the Securities and Exchange Commission (“SEC”). As of December 31, 2021, the Company has not met the prerequisite related to the effectiveness of an S-8 Registration Statement. As such the Company deemed that these shares have not been legally issued and the measurement date has not been met and therefore will be recognized until an S-8 Registration Statement becomes effective (see Note 11 and 12).

Advertising and Marketing Fees

The Company incurred advertising and marketing fees of $27,160 to an affiliated company owned by Mr. Donald Wilson during the year ended December 31, 2021. Mr. Donald Wilson is one of the majority owners of the 49% of the Merger Sub, GearBubble Tech (see Note 13).

Loans Payable

The Company’s majority owned subsidiary, Aphrodite’s Marketing, has a loan with Jonathan Foltz, the President and CEO of Digital Age Business (see Note 8). Jonathan Foltz is one of the majority owners of the 49% in Acquisition Sub, Aphrodite’s Marketing (see Note 13). As of December 31, 2021, the outstanding balance is $82,136.

Through the Company’s majority owned subsidiary, Aphrodite’s Marketing, has loan agreements with Nationwide dated in October 2020 and November 2020. Nationwide is owned by the father of Jonathan Foltz (see Note 8). As of December 31, 2021, the outstanding balance is $573,750 including accrued interest of $58,030.

Through the Company’s majority owned subsidiary, Aphrodite’s Marketing, has a loan with Digital Age Business. Jonathan Foltz is the President and CEO of Digital Age Business (see Note 8). As of December 31, 2021, the outstanding balance is $42,487.